COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [abstract]
Disclosure of commitments and contingent liabilities

30.     COMMITMENTS AND CONTINGENT LIABILITIES

Operating lease commitments

The Group leases land and buildings, service stations and other equipment through non-cancellable operating leases. These operating leases do not contain provisions for contingent lease rentals. None of the rental agreements contain escalation provisions that may require higher future rental payments.

As of December 31, 2016 and 2017, the future minimum lease payments under operating leases are as follows:

	December 31,
	2016	2017
	RMB	RMB

Within one year	14,917	11,114
Between one and two years	14,228	11,492
Between two and three years	13,966	10,730
Between three and four years	13,217	10,552
Between four and five years	12,980	10,428
Thereafter	275,570	202,806

	344,878	257,122

Capital commitments

As of December 31, 2016 and 2017, capital commitments are as follows:

	December 31,
	2016	2017
	RMB	RMB

Authorized and contracted for (i)	116,379	120,386
Authorized but not contracted for	31,720	57,997

	148,099	178,383

These capital commitments relate to oil and gas exploration and development, refining and petrochemical production capacity expansion projects,  the construction of service stations and oil depots and investment commitments.

Note:

(i)    The investment commitments for the year ended December 31, 2016 and 2017 of the Group were RMB 4,173 and RMB 3,364, respectively.

Commitments to joint ventures

Pursuant to certain of the joint venture agreements entered into by the Group, the Group is obliged to purchase products from the joint ventures based on market prices.

Exploration and production licenses

Exploration licenses for exploration activities in the PRC are registered with the Ministry of Land and Resources. The maximum term of the Group’s exploration licenses is 7 years, and may be renewed twice within 30 days prior to expiration of the original term with each renewal being for a two-year term. The Group is obligated to make progressive annual exploration investment relating to the exploration blocks in respect of which the license is issued. The Ministry of Land and Resources also issues production licenses to the Group on the basis of the reserve reports approved by relevant authorities. The maximum term of a full production license is 30 years unless a special dispensation is given by the State Council. The maximum term of production licenses issued to the Group is 80 years as a special dispensation was given to the Group by the State Council. The Group’s production license is renewable upon application by the Group 30 days prior to expiration.

The Group is required to make payments of exploration license fees and production right usage fees to the Ministry of Land and Resources annually which are expensed. Payments incurred were approximately RMB 372, RMB 333 and RMB 308 for the years ended December 31, 2015, 2016 and 2017, respectively.

Estimated future annual payments are as follows:

	December 31,
	2016	2017
	RMB	RMB

Within one year	263	205
Between one and two years	123	83
Between two and three years	25	32
Between three and four years	24	28
Between four and five years	25	28
Thereafter	867	882

	1,327	1,258

Contingent liabilities

As of December 31, 2016 and 2017, guarantees by the group in respect of facilities granted to the parties below are as follows:

	December 31,
	2016	2017
	RMB	RMB

Joint ventures	658	940
Associates (ii)	11,545	13,520
Others	10,669	9,732

	22,872	24,192

Management monitors the conditions that are subject to the guarantees to identify whether it is probable that a loss will occur, and recognizes any such losses under guarantees when those losses are estimable. As of December 31, 2016 and 2017, it was not probable that the Group will be required to make payments under the guarantees. Thus no liability has been accrued for a loss related to the Group’s obligation under these guarantee arrangements.

Note:

(ii)   The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2017, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 13,520.

Environmental contingencies

Under existing legislation, management believes that there are no probable liabilities that will have a material adverse effect on the financial position or operating results of the Group. The PRC government, however, has moved, and may move further towards more rigorous enforcement of applicable laws, and towards the adoption of more stringent environmental standards. Environmental liabilities are subject to considerable uncertainties which affect management’s ability to estimate the ultimate cost of remediation efforts. These uncertainties include i) the exact nature and extent of the contamination at various sites including, but not limited to refineries, oil fields, service stations, terminals and land development areas, whether operating, closed or sold, ii) the extent of required cleanup efforts, iii) varying costs of alternative remediation strategies, iv) changes in environmental remediation requirements, and v) the identification of new remediation sites. The amount of such future cost is indeterminable due to such factors as the unknown magnitude of possible contamination and the unknown timing and extent of the corrective actions that may be required. Accordingly, the outcome of environmental liabilities under proposed or future environmental legislation cannot reasonably be estimated at present, and could be material.

The Group paid normal routine pollutant discharge fees of approximately RMB 5,813, RMB 6,358 and RMB 7,851 in the consolidated financial statements for the years ended December 31, 2015, 2016 and 2017, respectively.

Legal contingencies

The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavourable outcome of such contingencies, lawsuits or other proceedings and believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.